Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000
Preferred stock, shares issued	0	4,578,070	1,369,735
Preferred stock, shares outstanding	0	4,578,070	1,369,735
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	16,630,234	11,064,664	8,836,421
Common stock, shares outstanding	16,630,234	11,064,664	8,836,421